UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2013

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

Semi-Annual Report to Shareholders

As of April 30, 2013

The total net of fee return of the LSV Conservative Core Equity Fund (the “Fund”) and the benchmark S&P 500 Index for trailing periods ended April 30, 2013, were as follows:

	6 Months	1 Year	3 Year	Since Inception
Fund:
LSV Conservative Core Equity Fund	17.25%	19.30%	12.30%	2.01%

Benchmark:
S&P 500 Index	14.42	16.89	12.80	3.02

As of 4/30/13; periods longer than one year are annualized; inception date is 5/22/07; net of fees. The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

In our 2012 Annual Report to Shareholders, we outlined the challenging environment for our value approach given the underperformance of value stocks over the trailing 1, 3 and 5-year periods. However, we suggested the Fund was well positioned going forward given our belief that the percentages were in favor for value stocks. In the trailing 8-months, value stocks have rebounded and are now ahead of their growth counterparts for the trailing 6-month and 1-year periods. This has been a positive development in terms of relative performance for the LSV Conservative Core Equity Fund.

Stock selection was strong across sectors during the trailing 6-month period as portfolio holdings outperformed benchmark constituents across sectors. Holdings performed particularly well in the Technology, Energy and Consumer Staples sectors.

Despite the 19%+ return in the trailing year, we believe the Fund continues to trade at attractive levels. The Fund is trading at 11.8x forward earnings, compared to 14.8x for the S&P 500 benchmark, 1.8x book compared to 2.3x and 8.0x cash flow compared to 10.8x. Sector weightings are a result of our bottom-up stock selection process subject to minimum and maximum exposures to sectors and industries. The Fund’s most significant sector exposures on a relative basis are to the Financials ex-REITs and Technology sectors. The Fund is underweight to Consumer Staples, Telecom, REITs and Utilities.

Our assets under management, ownership structure and team remain steady. As always, we are committed to a consistent application of our investment process and research agenda as part of an ongoing effort to enhance our quantitative model and add value for our clients.

This material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Investing involves risk including loss of principal.

Index returns are for illustrative purposes only and do not represent actual Fund performance. Index returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance. It is not possible to invest directly in an index.

April 30, 2013	(Unaudited)

Sector Weightings†:

† Percentages are based on total investments.

Schedule of Investments

LSV Conservative Core Equity Fund	Shares	Value (000)
Common Stock (99.4%)
Aerospace & Defense (3.7%)
Boeing	1,300	$119
Exelis	2,900	33
General Dynamics	1,100	81
Huntington Ingalls Industries	516	27
L-3 Communications Holdings, Cl 3	700	57
Northrop Grumman	1,100	83
Raytheon	1,300	80

		480

Agricultural Operations (0.5%)
Archer-Daniels-Midland	2,100	71

Agricultural Products (0.6%)
Fresh Del Monte Produce	1,000	26
Ingredion	700	50

		76

Air Freight & Logistics (0.2%)
FedEx	300	28

Aircraft (1.1%)
Lockheed Martin	700	69
United Continental Holdings*	1,600	52
US Airways Group*	1,700	29

		150

Asset Management & Custody Banks (1.6%)
Ameriprise Financial	1,100	82
Bank of New York Mellon	2,000	57
State Street	1,200	70

		209

Automotive (1.9%)
Autoliv	600	46
Ford Motor	9,300	128

	Shares	Value (000)
Automotive (continued)
Lear	800	$46
TRW Automotive Holdings*	500	30

		250

Banks (6.2%)
Bank of America	4,700	58
Fifth Third Bancorp	3,200	55
Huntington Bancshares	4,800	34
JPMorgan Chase	4,800	235
PNC Financial Services Group	1,400	95
Regions Financial	4,300	37
SunTrust Banks	900	26
US Bancorp	1,100	37
Wells Fargo	6,200	235

		812

Biotechnology (1.2%)
Amgen	1,500	156

Cable & Satellite (1.7%)
Comcast, Cl A	900	37
DIRECTV*	1,700	96
Time Warner Cable, Cl A	900	85

		218

Chemicals (1.7%)
CF Industries Holdings	300	56
EI du Pont de Nemours	2,600	142
Huntsman	1,400	26

		224

Commercial Printing (0.3%)
RR Donnelley & Sons	3,400	42

Commercial Services (0.2%)
Convergys	1,500	25

Computer & Electronics Retail (0.9%)
Best Buy	2,500	65
GameStop, Cl A	1,700	59

		124

Computers & Services (11.7%)
Apple	900	399
CA	2,500	67
Computer Sciences	1,100	52
Dell	5,400	72
EMC*	2,100	47
Google, Cl A*	170	140
Hewlett-Packard	3,800	78
Microsoft	9,400	311
Oracle	5,200	171
Seagate Technology	1,700	62
Symantec*	2,900	71
Western Digital	1,300	72

		1,542

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2013	(Unaudited)

LSV Conservative Core Equity Fund	Shares	Value (000)
Construction & Engineering (0.3%)
KBR	1,200	$36

Consumer Discretionary (1.5%)
Energizer Holdings	500	48
Procter & Gamble	1,900	146

		194

Diversified Metals & Mining (0.1%)
Freeport-McMoRan Copper & Gold	700	21

Drug Retail (1.9%)
CVS Caremark	2,600	151
Walgreen	2,000	99

		250

Electrical Services (3.3%)
Ameren	1,500	55
American Electric Power	1,300	67
Entergy	1,000	71
General Electric	6,900	154
Public Service Enterprise Group	2,300	84

		431

Financial Services (3.0%)
Capital One Financial	800	46
Citigroup	2,900	135
Discover Financial Services	900	40
Goldman Sachs Group	700	102
SLM	3,100	64

		387

Food, Beverage & Tobacco (2.6%)
Coca-Cola	1,900	80
Molson Coors Brewing, Cl B	900	47
PepsiCo	500	41
Philip Morris International	800	77
Smithfield Foods*	1,100	28
Supervalu	2,000	12
Tyson Foods, Cl A	2,200	54

		339

General Merchandise Stores (0.1%)
Big Lots*	400	15

Health Care Distributors (0.4%)
Cardinal Health	1,100	49

Health Care Equipment (2.9%)
Becton Dickinson	1,000	94
Boston Scientific*	8,800	66
Medtronic	2,100	98
St. Jude Medical	1,600	66
Zimmer Holdings	800	61

		385

Health Care Services (0.3%)
Omnicare	800	35

	Shares	Value (000)
Household Products, Furniture & Fixtures (0.4%)
Whirlpool	400	$46

Insurance (7.7%)
ACE	1,000	89
Aetna	1,600	92
Allstate	1,700	84
American International Group*	1,400	58
Assurant	1,200	57
Berkshire Hathaway, Cl B*	1,000	106
CIGNA	1,000	66
Hartford Financial Services Group	1,700	48
MetLife	1,800	70
Prudential Financial	400	24
Travelers	1,100	94
UnitedHealth Group	1,500	90
Unum Group	1,500	42
WellPoint	1,300	95

		1,015

Internet Retail (0.2%)
Amazon.com*	100	25

IT Consulting & Other Services (1.2%)
International Business Machines	500	101
SAIC	3,500	53

		154

Machinery (2.5%)
AGCO	800	43
Caterpillar	1,100	93
Deere	900	80
Oshkosh*	800	32
Parker Hannifin	600	53
Timken	500	26

		327

Metal & Glass Containers (0.4%)
Owens-Illinois*	1,900	50

Multimedia (2.1%)
News, Cl A	3,000	93
Time Warner	1,000	60
Viacom, Cl B	1,000	64
Walt Disney	900	56

		273

Office Electronics (0.5%)
Xerox	7,500	64

Office Equipment (0.8%)
3M	500	52
Avery Dennison	1,300	54

		106

Oil & Gas Equipment & Services (0.2%)
Halliburton	700	30

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2013	(Unaudited)

LSV Conservative Core Equity Fund	Shares	Value (000)
Paper Packaging (0.4%)
Rock-Tenn, Cl A	500	$50

Petroleum & Fuel Products (10.8%)
Apache	900	66
Chevron	2,400	293
ConocoPhillips	2,300	139
Exxon Mobil	4,700	418
HollyFrontier	900	45
Marathon Oil	2,500	82
Marathon Petroleum	1,200	94
Murphy Oil	1,000	62
Occidental Petroleum	500	45
Phillips 66	1,300	79
Tesoro	600	32
Valero Energy	1,400	56

		1,411

Petroleum Refining (0.7%)
Hess	1,200	87

Pharmaceuticals (7.0%)
Abbott Laboratories	2,600	96
AbbVie	2,600	120
Johnson & Johnson	3,800	324
Merck	2,800	131
Pfizer	8,700	253

		924

Printing & Publishing (0.5%)
Gannett	2,000	40
Lexmark International, Cl A	1,100	33

		73

Railroads (1.1%)
CSX	1,700	42
Norfolk Southern	1,300	100

		142

Reinsurance (0.9%)
Everest Re Group	200	27
PartnerRe	500	47
Validus Holdings	1,100	43

		117

Retail (4.0%)
Brinker International	800	31
Home Depot	500	37
Kohl’s	1,300	61
Kroger	2,700	93
Macy’s	1,900	85
McDonald’s	300	31
Safeway	2,300	52
Staples	4,800	63
Wal-Mart Stores	1,100	85

		538

	Shares/ Face Amount (000)	Value (000)
Semi-Conductors/Instruments (2.4%)
Intel	7,800	$187
Jabil Circuit	1,700	30
Marvell Technology Group	2,100	23
TE Connectivity	1,700	74

		314

Specialized REIT’s (0.6%)
Hospitality Properties Trust	1,600	47
Omega Healthcare Investors	1,000	33

		80

Technology Distributors (0.7%)
Avnet*	1,200	39
Ingram Micro, Cl A*	1,400	25
Tech Data*	500	24

		88

Telephones & Telecommunications (4.4%)
Amdocs	1,100	39
AT&T	3,300	123
Cisco Systems	8,600	180
Corning	5,900	85
Harris	900	42
QUALCOMM	700	43
Verizon Communications	1,200	65

		577

Total Common Stock (Cost $11,333)		13,040

Repurchase Agreement (0.4%)
Morgan Stanley 0.030%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $49,951 (collateralized by a U.S. Treasury Note, par value $50,819, 0.625%, 05/31/17; with total market value $50,950)	$50	50

Total Repurchase Agreement (Cost $50)		50

Total Investments — 99.8% (Cost $11,383)		$13,090

Percentages are based on Net Assets of $13,117 (000).

*	Non-income producing security.

Cl	Class

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2013	(Unaudited)

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund’s investments carried at value ($000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$13,040	$—	$—	$13,040
Repurchase Agreement	—	50	—	50
Total Investments in Securities	$13,040	$50	$—	$13,090

For the six-month period ended April 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. During the six-month period ended April 30, 2013, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) April 30, 2013	(Unaudited)

	LSV Conservative Core Equity Fund
Assets:
Investments at Value (Cost $11,383)	$13,090
Dividends and Interest Receivable	12
Receivable from Investment Adviser	2
Prepaid Expenses	14
Total Assets	13,118
Liabilities:
Payable due to Administrator	1
Payable due to Chief Compliance Officer.	—
Payable due to Trustees	—
Other Accrued Expenses	—
Total Liabilities	1
Net Assets	$13,117

Net Assets Consist of:
Paid-in Capital	$20,130
Undistributed Net Investment Income	77
Accumulated Realized Loss on Investments	(8,797)
Net Unrealized Appreciation on Investments	1,707
Net Assets	$13,117

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,350,478	(1)
Net Asset Value, Offering and Redemption Price Per Share	$9.71

(1)	Shares have not been rounded

Amounts designated as “—” have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the six months ended April 30, 2013	(Unaudited)

LSV Conservative Core Equity Fund
Investment Income:
Dividend Income	$178
Interest Income	—
Total Investment Income	178
Expenses:
Investment Advisory Fees	26
Administration Fees	5
Trustees’ Fees	—
Chief Compliance Officer Fees	—
Transfer Agent Fees	14
Registration and Filing Fees	9
Custodian Fees	2
Printing Fees	1
Professional Fees	1
Insurance and Other Fees	2
Total Expenses	60
Less: Waiver of Investment Advisory Fees	(26)
Less: Reimbursement of Other Expenses by Investment Advisor	(11)
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	23
Net Investment Income	155
Net Realized Gain on Investments	222
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,746
Net Realized and Unrealized Gain on Investments	1,968
Net Increase in Net Assets Resulting from Operations	$2,123

Amounts designated as “—” have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000) For the six months ended April 30, 2013 (Unaudited) And for the year ended October 31, 2012

	LSV Conservative Core Equity Fund
	11/1/2012 to 4/30/2013	11/1/2011 to 10/31/2012
Operations:
Net Investment Income	$155	$867
Net Realized Gain on Investments	222	2,511
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,746	3,720
Net Increase in Net Assets Resulting from Operations	2,123	7,098
Dividends and Distributions:
Net Investment Income	(708)	(1,018)
Total Dividends and Distributions	(708)	(1,018)
Capital Share Transactions:
Issued	101	3,057
Reinvestment of Dividends and Distributions	517	560
Redeemed	(4,002)	(47,039	)(1)
Net Decrease in Net Assets Derived from Capital Share Transactions	(3,384)	(43,422)
Total Decrease in Net Assets	(1,969)	(37,342)
Net Assets:
Beginning of Period	15,086	52,428
End of Year/Period (including undistributed net investment income of $77 and $630, respectively)	$13,117	$15,086

Shares Transactions:
Issued	12	365
Reinvestment of Dividends and Distributions	62	73
Redeemed	(454)	(5,495	)(1)
Net Decrease in Shares Outstanding from Share Transactions	(380)	(5,057)

(1) Includes redemptions as a result of an in-kind transfer of securities (see note 9).

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a Share Outstanding Throughout Each Year For the six months ended April 30, 2013 (Unaudited) and the years Ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers/ Reimbursements)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
LSV Conservative Core Equity Fund
2013*	$8.72	$0.10	$1.33	$1.43	$(0.44)	$(0.44)	$9.71	17.25%	$13,117	0.35%	0.90%	2.29%	9%
2012	7.72	0.17	0.98	1.15	(0.15)	(0.15)	8.72	15.16	15,086	0.35	0.63	2.10	18
2011	7.46	0.22	0.14	0.36	(0.10)	(0.10)	7.72	4.74	52,428	0.35	0.58	1.76	23
2010	6.61	0.14	0.85	0.99	(0.14)	(0.14)	7.46	15.06	30,213	0.35	0.68	1.98	29
2009	6.09	0.15	0.58	0.73	(0.21)	(0.21)	6.61	12.58	27,454	0.35	0.73	2.53	44
2008	9.84	0.20	(3.87)	(3.67)	(0.08)	(0.08)	6.09	(37.56)	28,568	0.35	0.64	2.31	35

*	For the six-month period ended April 30, 2013. All ratios for the period have been annualized. Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the advisor not waived a portion of its fee and or reimbursed other expenses.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2013	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 funds. The financial statements herein are those of the LSV Conservative Core Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last reported sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. At April 30, 2013, there were no securities valued in accordance with fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Notes to Financial Statements April 30, 2013	(Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2013, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2013, the Fund(s) did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2013, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The LSV Funds (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds’ first $1 billion of

Notes to Financial Statements April 30, 2013	(Unaudited)

average daily net assets; 0.06% of the Funds’ average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds’ average daily net assets between $1.5 billion and $3 billion; and 0.035% of the Funds’ average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional share class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the period ended April 30, 2013, the Fund earned $1 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and LSV Asset Management (the “Adviser”) are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.38% of the Fund’s average daily net assets. The Adviser has contractually agreed through February 28, 2014 to waive its fee in order to limit the Fund’s total operating expenses to a maximum of 0.35% of the Fund’s average daily net assets. The fee waivers may be renewed for subsequent periods thereafter.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended April 30, 2013, were as follows (000):

Purchases
Other	$1,164
Sales
Other	$4,984

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss)

and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, 2012 and October 31, 2011 was as follows (000):

Ordinary
Income
2012	$1,018
2011	642

As of October 31, 2012, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income	$629
Capital Loss Carryforward	(8,878)
Unrealized Depreciation	(179)

Total Accumulated Losses	$(8,428)

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010, may be carried forward a maximum of eight years and applied against future capital gains as follows (000):

Expires 10/31/16	Expires 10/31/17	Total
$162	$7,924	$8,086

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Capital loss carryforwards under the new provision are as follows:

Short-Term Loss	Long-Term Loss	Total
—	$792	$792

Notes to Financial Statements April 30, 2013	(Unaudited)

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2013, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$11,383	$2,367	$(660)	$1,707

8.	Other:

At April 30, 2013, 99% of total shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	In-Kind Transfers of Securities:

During the year ended October 31, 2012, the Fund redeemed shares of beneficial interest in exchange for securities.

As a result of this redemption, the following shares were redeemed for assets valued at the following:

Date of Redemption	Shares Redeemed(1)	Value of Investment Securities and cash (000)	Realized Gain (000)
4/18/2012	2,579,787	$21,970	$3,358

(1)	Shares have not been rounded.

10.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/12	Ending Account Value 04/30/13	Annualized Expense Ratios	Expenses Paid During Period*
LSV Conservative Core Equity Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,172.50	0.35%	$1.89

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,023.06	0.35%	$1.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Considerations in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board at the meeting and the other meetings held during the prior year, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year’s meeting held on February 12-13, 2013, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect any economies of scale being realized by the Adviser for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser, including its history, assets under management, personnel, ownership structure and approach to risk management and best execution. The Adviser’s representative also reviewed the Fund’s portfolio characteristics, including sector weightings and top ten holdings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting and prior meetings during the year, and deliberated on the renewal of the Advisory Agreement in light of this information.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

Investment Performance of the Fund and the Adviser

The Board was provided with information regarding the Fund’s performance since the Advisory Agreement was last renewed, as well as information regarding the Fund’s performance since its inception. The Board also compared the Fund’s performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, a representative from the Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund over the past year, outlining current market conditions and explaining the Adviser’s expectations and strategies for the future. The Board considered the Fund’s performance compared to its benchmark index for various trailing periods and determined that the Fund’s performance as compared to its benchmark was satisfactory over such periods. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

Board Considerations in Re-Approving the Advisory Agreement (Unaudited)

Costs of Advisory Services, Profitability and Economies of Scale

In concluding that the advisory fee payable by the Fund was reasonable, the Trustees reviewed, among other things, a report of the advisory fee paid by the Fund to the Adviser as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and noted that the Fund’s total fees and expenses, after waivers, were reasonable. The Board concluded that the advisory fee was reasonable in light of the services rendered and the costs of such services. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund. In addition, the Board considered whether economies of scale were realized during the current contract period, but concluded that such economies of scale had not yet been achieved with respect to the Fund.

While formal Board action was not taken with respect to the conclusions discussed above, those conclusions formed, in part, the basis for the Board’s re-approval of the Advisory Agreement. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Conservative Core Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-Fund-LSV and (ii) on the Commission’s website at http://www.sec.gov.

LSV-SA-005-0600

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: July 8, 2013